Financial Risk Management - Sensitivity Analysis of Interest Rate (Details) - 100 Basis Points - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on loss before tax, increase	$ 231	$ 391	$ 28
Impact on loss before tax, decrease	$ (461)	$ (1,294)	$ (375)